The Company (Details Narrative) (USD $)	3 Months Ended		12 Months Ended		130 Months Ended	133 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Mar. 31, 2015
Common stock outstanding shares	5,000,000		5,000,000		5,000,000	5,000,000
Common stock remaining shares	3,853,600		3,853,600		3,853,600	3,853,600
Common stock issued and outstanding per share value	$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Net income loss	$ (1,641,819)	$ (323,647)	$ (4,424,413)	$ (1,082,204)	$ 12,000,000	$ 12,000,000
Estimated operating expenditure for next twelve months	4,600,000		3,600,000		3,600,000	4,600,000
Bone Biologics Inc [Member]
Common stock issued and outstanding per share value	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Common stock converted combined number of share	19,897,587		19,897,587
Number of outstanding warrants issuable shares	2,151,926		2,151,926
Number of shares issuable upon the conversion of debt	5,648,658		5,648,658
Payment to acquisition of asset value	$ 590,000		$ 590,000